As filed with the Securities and Exchange Commission on March 12, 2024

Securities Act File No. 333-228832

Investment Company Act File No. 811-23402

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 69	☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 71	☒

(Check appropriate box or boxes)

BLACKROCK ETF TRUST

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BLACKROCK ETF TRUST

50 Hudson Yards

New York, New York 10001

United States of America

(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund:

Jesse C. Kean, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Fund Advisors
787 Seventh Avenue	50 Hudson Yards
New York, New York 10019	New York, New York 10001

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On March 21, 2024 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of BlackRock ETF Trust:

BlackRock U.S. Industry Rotation ETF

Explanatory Note

This Post-Effective Amendment No. 69 under the Securities Act of 1933, as amended (the “Securities Act”) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock ETF Trust (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until March 21, 2024, the effectiveness of the registration statement of BlackRock U.S. Industry Rotation ETF, filed in Post-Effective Amendment No. 59 on November 29, 2023, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 69 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 59 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on March 12, 2024.

BLACKROCK ETF TRUST (REGISTRANT)
ON BEHALF OF
BLACKROCK U.S. INDUSTRY ROTATION ETF

By: /s/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer	March 12, 2024
(John M. Perlowski)	(Principal Executive Officer)

/S/ TRENT WALKER	Chief Financial Officer	March 12, 2024
(Trent Walker)	(Principal Financial and Accounting Officer)

SUSAN J. CARTER*	Trustee
(Susan J. Carter)

COLLETTE CHILTON*	Trustee
(Collette Chilton)

NEIL A. COTTY*	Trustee
(Neil A. Cotty)

LENA G. GOLDBERG*	Trustee
(Lena G. Goldberg)

HENRY R. KEIZER*	Trustee
(Henry R. Keizer)

CYNTHIA A. MONTGOMERY*	Trustee
(Cynthia A. Montgomery)

DONALD C. OPATRNY*	Trustee
(Donald C. Opatrny)

MARK STALNECKER*	Trustee
(Mark Stalnecker)

KENNETH L. URISH*	Trustee
(Kenneth L. Urish)

Signature	Title	Date

CLAIRE A. WALTON*	Trustee
(Claire A. Walton)

ROBERT FAIRBAIRN*	Trustee
(Robert Fairbairn)

*By: /S/ JANEY AHN		March 12, 2024
(Janey Ahn, Attorney-In-Fact)